Inventory, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Raw materials	$ 3,428,542	$ 2,245,382
Work-in-progress	1,226,539	819,423
Finished goods	12,199,651	10,523,395
Inventory valuation allowance	(123,028)	(94,515)
Total inventory	$ 16,731,704	$ 13,493,685